SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Deferred revenue	$ 544	$ 754